UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: January 31, 2009

Item 1.	Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

January 31, 2009

AEW Real Estate Fund

AEW Capital Management, L.P.

TABLE OF CONTENTS

Management Discussion and Performance page 1

Portfolio of Investmentspage 5

Financial Statements page 6

AEW REAL ESTATE FUND

PORTFOLIO PROFILE

Objective:

Seeks to provide investors with above-average income and long-term growth of capital

Strategy:

Invests in real estate investment trusts (REITs) and/or real estate-related companies

Inception Date:

August 31, 2000

Manager:

Matthew A. Troxell, CFA

AEW Capital Management, L.P.

Symbols:

Class A	NRFAX
Class B	NRFBX
Class C	NRCFX
Class Y	NRFYX

What You Should Know:

The fund concentrates its investments in real estate investment trusts (REITs) and real estate-related companies. This subjects the fund to the risks of the real estate industry. Such risks include fluctuating real estate values, changes in interest rates and property taxes and the risk of mortgage defaults or mortgage prepayments. The fund is also subject to the risks of the stock market, which include unpredictable drops in value or periods of lackluster performance.

Management Discussion

U.S. Real Estate Investment Trusts (REITs) experienced their worst-ever year of performance in 2008. It was also the worst year for the broader stock market since the Great Depression. The slumping economy and housing market, weak consumer and business confidence and increasing unemployment, as well as the stunning failure of a number of large financial institutions, all weighed heavily on stock prices.

For the fiscal year ended January 31, 2009, the total return on Class A shares of AEW Real Estate Fund was -48.80% based on net asset value and $0.32 in dividends and $0.40 in capital gains reinvested during the period. The fund’s return was the same as its benchmark, the MSCI US REIT Index, which was -48.80% for the period, and slightly better than the average -49.25% return on the funds in its peer group, Morningstar’s Real Estate category. For the same 12-month period, the S&P 500 Index and the Dow Jones Industrial Average returned -38.63% and -34.90%, respectively, while the Barclays Capital Aggregate Bond Index (a broad-based index of U.S. government and corporate bonds) returned 2.59%.

INVESTORS SOUGHT COMPANIES WITH SOUND BALANCE SHEETS

Relative to its benchmark, one of the fund’s strongest contributors to performance during the period was Omega Healthcare Investors. Omega’s ability to push back against negative market pressures may reflect the defensive characteristics of the company’s balance sheet and stable income stream. Earnings of healthcare companies also generally tend to be less sensitive to economic cycles. Industrial REIT Liberty Property Trust also held up relatively well; it fell only half as much as the sector as a whole. We believe Liberty is one of the more defensive names among industrials. Public Storage, which owns self-storage facilities throughout the country, also slid in value, although its solid earnings, minimal debt and free cash flow were above average for the sector.

WORST PERFORMERS REFLECTED POOR ECONOMY

The fund’s relatively large position in shopping center REIT Developers Diversified Realty detracted from performance, as did office REIT Brookfield Properties and regional mall REIT The Macerich Company. Developers Diversified Realty fell off sharply due to concerns over the company’s near-term debt maturities and the weakening retail environment. Shares of Brookfield were hurt by the company’s significant exposure to New York City office space and concerns that job losses would increase vacancy levels. Relative to the benchmark, the fund was overweight in regional mall REIT Macerich, which declined due to a combination of near-term debt maturities, a substantial exposure to re-development assets and reduced consumer spending. However, we continue to believe all three companies represent solid value and we are maintaining the portfolio’s emphasis on them.

With respect to property sector allocation, healthcare REITs held up better than the overall REIT market. Unfortunately, the fund was underweight in this sector relative to the bench-mark. It was overweight in regional mall REITs, but this sector underperformed the market as consumers retrenched. Fortunately, these two negatives were partially offset by the fund’s emphasis on the storage sector, which was relatively strong.

LOW VALUATIONS BRIGHTEN THE OUTLOOK

As we head into 2009, we believe real estate securities will remain volatile as the market continues to respond to widespread uncertainty in the economy and financial markets, and weakness in the housing and credit markets. We believe 2009 will be a challenging year, particularly for real estate owners, and that debt capital will be more scarce and higher-priced than it has been in the past. However, we think the likely effect of this challenging environment is already priced into real estate securities to some degree. We remain focused on REITs of companies with high-quality assets, solid management teams and stable balance sheets, making incremental changes to the portfolio as values and catalysts change.

AEW REAL ESTATE FUND

Investment Results through January 31, 2009

PERFORMANCE IN PERSPECTIVE

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares4

Average Annual Returns — January 31, 20094

	1 YEAR	5 YEARS	SINCE INCEPTION
CLASS A (Inception 12/29/00)
Net Asset Value[1]	-48.80%	-3.56%	4.02%
With Maximum Sales Charge[2]	-51.73	-4.69	3.26

CLASS B (Inception 12/29/00)
Net Asset Value[1]	-49.23	-4.25	3.25
With CDSC[3]	-51.67	-4.52	3.25

CLASS C (Inception 12/29/00)
Net Asset Value[1]	-49.24	-4.28	3.26
With CDSC[3]	-49.73	-4.28	3.26

CLASS Y (Inception 8/31/00)
Net Asset Value[1]	-48.77	-3.30	5.17
			SINCE CLASS A,B,C INCEPTION[5]	SINCE CLASS Y INCEPTION[5]
COMPARATIVE PERFORMANCE	1 YEAR	5 YEARS
MSCI US REIT Index	-48.80%	-4.02%	3.87%	4.55%
Morningstar Real Estate Fund Avg.	-49.25	-4.90	3.00	3.62

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. All results include reinvestment of dividends and capital gains. The graph represents past performance of Class A shares. Class Y shares are only available to certain investors, as outlined in the prospectus.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS

	% of Net Assets as of
FUND COMPOSITION	1/31/09	1/31/08
Common Stocks	98.2	98.8
Short-Term Investments and Other	1.8	1.2

	% of Net Assets as of
TEN LARGEST HOLDINGS	1/31/09	1/31/08
Simon Property Group, Inc.	8.0	9.0
Equity Residential	6.5	5.5
Public Storage, Inc.	6.0	4.9
Vornado Realty Trust	4.8	4.9
Boston Properties, Inc.	4.7	6.1
AvalonBay Communities, Inc.	4.6	3.6
Federal Realty Investment Trust	4.4	2.7
Nationwide Health Properties, Inc.	4.4	2.6
Regency Centers Corp.	4.3	3.1
Liberty Property Trust	4.1	3.2

	% of Net Assets as of
FIVE LARGEST INDUSTRIES	1/31/09	1/31/08
REITs — Apartments	17.2	14.9
REITs — Office	13.0	16.9
REITs — Shopping Centers	12.8	12.1
REITs — Regional Malls	11.7	15.9
REITs — Industrial	11.4	12.9

Portfolio holdings and asset allocations will vary.

EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class	Gross Expense Ratio[6]	Net Expense Ratio[7]
A	1.46%	1.46%
B	2.23	2.23
C	2.22	2.22
Y	1.09	1.09

NOTES TO CHARTS

See page 3 for a description of the indexes.

[1]	Does not include a sales charge.
[2]	Includes the maximum sales charge of 5.75%.
[3]

Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

[4]	Fund performance has been increased by expense reductions/reimbursements, without which performance would have been lower.
[5]	The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Classes A, B and C from 1/1/01; Class Y from 9/1/00.
[6]	Before reductions and reimbursements.
[7]	After reductions and reimbursements. Expense reductions are contractual and are set to expire on 4/30/09.

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio manager as of the dates indicated. The manager’s views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund’s objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

INDEX/AVERAGE DESCRIPTIONS

MSCI US REIT Index is an unmanaged index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance.

Morningstar Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.funds.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available on the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and certain exchange fees, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from August 1, 2008 through January 31, 2009. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 8/1/2008	ENDING ACCOUNT VALUE 1/31/2009	EXPENSES PAID DURING PERIOD* 8/1/2008 – 1/31/2009
CLASS A
Actual	$1,000.00	$515.00	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61
CLASS B
Actual	$1,000.00	$512.80	$8.56
Hypothetical (5% return before expenses)	$1,000.00	$1,013.83	$11.39
CLASS C
Actual	$1,000.00	$512.80	$8.56
Hypothetical (5% return before expenses)	$1,000.00	$1,013.83	$11.39
CLASS Y
Actual	$1,000.00	$514.70	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.70

*	Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 1.50%, 2.25%, 2.25% and 1.32%, for Class A, B, C, and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the half-year period).

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS

Investments as of January 31, 2009

Shares	Description	Value (†)

Common Stocks — 98.2% of Net Assets
	Real Estate Investment Trusts — 98.2%
	REITs — Apartments — 17.2%
79,281	Apartment Investment & Management Co., Class A	$704,808
64,000	AvalonBay Communities, Inc.	3,315,840
113,800	Camden Property Trust	2,999,768
199,070	Equity Residential	4,763,745
11,300	Essex Property Trust, Inc.	746,365

		12,530,526

	REITs — Diversified — 6.6%
121,500	BioMed Realty Trust, Inc.	1,341,360
69,000	Vornado Realty Trust	3,505,890

		4,847,250

	REITs — Healthcare — 10.7%
90,000	HCP, Inc.	2,100,600
125,500	Nationwide Health Properties, Inc.	3,204,015
172,100	Omega Healthcare Investors, Inc.	2,517,823

		7,822,438

	REITs — Hotels — 4.3%
348,600	Host Hotels & Resorts, Inc.	1,875,468
6,400	LaSalle Hotel Properties	53,312
78,100	Starwood Hotels & Resorts Worldwide, Inc.	1,180,872

		3,109,652

	REITs — Industrial — 11.4%
82,100	AMB Property Corp.	1,323,452
415,044	DCT Industrial Trust, Inc.	1,514,911
115,000	First Potomac Realty Trust	952,200
151,000	Liberty Property Trust	3,020,000
115,200	ProLogis	1,153,152
8,545	PS Business Parks, Inc.	366,580

		8,330,295

	REITs — Office — 13.0%
79,698	Boston Properties, Inc.	3,450,923
127,000	Brandywine Realty Trust	758,190
259,900	Brookfield Properties Corp.	1,400,861
7,336	Corporate Office Properties Trust	193,524
30,400	Digital Realty Trust, Inc.	969,760
87,572	Dupont Fabros Technology, Inc.	326,644
220,000	HRPT Properties Trust	699,600
74,700	Kilroy Realty Corp.	1,707,642

		9,507,144

	REITs — Regional Malls — 11.7%
143,300	Macerich Co. (The)	2,112,242
136,347	Simon Property Group, Inc.	5,860,194
29,100	Taubman Centers, Inc.	577,635

		8,550,071

	REITs — Shopping Centers — 12.8%
135,000	Developers Diversified Realty Corp.	648,000
63,700	Federal Realty Investment Trust	3,225,131
116,400	Kimco Realty Corp.	1,673,832
143,000	Kite Realty Group Trust	662,090
88,000	Regency Centers Corp.	3,106,400

		9,315,453

Shares	Description	Value (†)

	REITs — Storage — 8.4%
223,600	Extra Space Storage, Inc.	$1,813,396
70,128	Public Storage, Inc.	4,338,819

		6,152,215

	REITs — Triple Net Lease — 2.1%
54,100	National Retail Properties, Inc.	780,663
36,500	Realty Income Corp.	703,355

		1,484,018

	Total Common Stocks (Identified Cost $144,028,447)	71,649,062

Principal Amount
Short-Term Investments — 1.8%
$1,278,484	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/30/2009 at 0.000% to be repurchased at $1,278,484 on 2/02/2009, collateralized by $1,285,000 Federal Home Loan Mortgage Corp., 2.680% due 11/16/2009 valued at $1,309,094, including accrued interest (Note 2e of Notes to Financial Statements) (Identified Cost $1,278,484)	1,278,484

	Total Investments — 100.0%
	(Identified Cost $145,306,931)(a)	72,927,546
	Other assets less liabilities — 0.0%	10,015

	Net Assets — 100.0%	$72,937,561

(†)	See Note 2a of Notes to Financial Statements.
(a)	Federal Tax Information: At January 31, 2009, the net unrealized depreciation on investments based on a cost of $146,006,748 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$63,473
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(73,142,675)

	Net unrealized depreciation	$(73,079,202)

REITs	Real Estate Investment Trusts

Net Asset Summary as of January 31, 2009 (Unaudited)

Apartments	17.2%
Office	13.0
Shopping Centers	12.8
Regional Malls	11.7
Industrial	11.4
Healthcare	10.7
Storage	8.4
Diversified	6.6
Hotels	4.3
Triple Net Lease	2.1
Short-Term Investments	1.8

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009

ASSETS

Investments at cost	$145,306,931
Net unrealized depreciation	(72,379,385)

Investments at value	72,927,546
Cash	213,763
Receivable for Fund shares sold	122,556
Receivable for securities sold	430,659
Dividends receivable	215,421

TOTAL ASSETS	73,909,945

LIABILITIES
Payable for securities purchased	671,380
Payable for Fund shares redeemed	79,181
Management fees payable (Note 5)	58,152
Deferred Trustees’ fees (Note 5)	45,111
Administrative fees payable (Note 5)	6,899
Other accounts payable and accrued expenses	111,661

TOTAL LIABILITIES	972,384

NET ASSETS	$72,937,561

NET ASSETS CONSIST OF:
Paid-in capital	$151,059,023
Undistributed net investment income	135,915
Accumulated net realized loss on investments	(5,877,992)
Net unrealized depreciation on investments	(72,379,385)

NET ASSETS	$72,937,561

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$33,282,900

Shares of beneficial interest	4,002,369

Net asset value and redemption price per share	$8.32

Offering price per share (100/94.25 of net asset value) (Note 1)	$8.83

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$3,559,783

Shares of beneficial interest	429,445

Net asset value and offering price per share	$8.29

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$7,248,057

Shares of beneficial interest	873,317

Net asset value and offering price per share	$8.30

Class Y shares:
Net assets	$28,846,821

Shares of beneficial interest	3,581,587

Net asset value, offering and redemption price per share	$8.05

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

For the Year Ended January 31, 2009

INVESTMENT INCOME

Dividends	$4,887,458
Interest	42,355
Securities lending income (Note 2)	109,274
Less net foreign taxes withheld	(16,588)

5,022,499

Expenses
Management fees (Note 5)	1,051,634
Service fees - Class A (Note 5)	159,488
Service and distribution fees - Class B (Note 5)	75,649
Service and distribution fees - Class C (Note 5)	147,954
Trustees’ fees and expenses (Note 5)	13,335
Administrative fees (Note 5)	66,668
Custodian fees and expenses	22,720
Transfer agent fees and expenses - Class A (Note 5)	152,061
Transfer agent fees and expenses - Class B (Note 5)	18,157
Transfer agent fees and expenses - Class C (Note 5)	35,371
Transfer agent fees and expenses - Class Y (Note 5)	74,306
Audit and tax services fees	55,064
Legal fees	4,632
Shareholder reporting expenses	58,623
Registration fees	88,961
Miscellaneous expenses (Note 5)	(5,333)

Total expenses	2,019,290
Less fee reduction and/or expense reimbursement (Note 5)	(16,605)

Net expenses	2,002,685

Net investment income	3,019,814

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments (including gains on redemptions in-kind of $4,051,091 (Note 11))	(3,536,551)
Capital gain distributions received (Note 2)	1,846,018
Net change in unrealized appreciation (depreciation) on:
Investments	(72,689,498)

Net realized and unrealized loss on investments	(74,380,031)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(71,360,217)

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended January 31, 2009	Year Ended January 31, 2008

FROM OPERATIONS:
Net investment income	$3,019,814	$2,425,016
Net realized gain (loss) on investments	(1,690,533)	23,518,591
Net change in unrealized appreciation (depreciation) on investments	(72,689,498)	(82,344,335)

Net decrease in net assets resulting from operations	(71,360,217)	(56,400,728)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(1,375,695)	(1,420,480)
Class B	(117,905)	(105,937)
Class C	(237,296)	(167,503)
Class Y	(1,102,538)	(753,283)
Short-term capital gain
Class A	—	(351,022)
Class B	—	(47,326)
Class C	—	(80,384)
Class Y	—	(185,101)
Long-term capital gain
Class A	(1,742,051)	(11,042,808)
Class B	(222,171)	(1,524,178)
Class C	(406,617)	(2,555,601)
Class Y	(1,094,484)	(5,702,000)

Total distributions	(6,298,757)	(23,935,623)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	2,213,016	9,629,367

Net decrease in net assets	(75,445,958)	(70,706,984)

NET ASSETS
Beginning of the year	148,383,519	219,090,503

End of the year	$72,937,561	$148,383,519

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$135,915	$(49,635)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:

	Net asset value, beginning of the period	Net investment income (b)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions

Class A
1/31/2009	$16.96	$0.33	$(8.25)	$(7.92)	$(0.32)	$(0.40)	$(0.72)
1/31/2008	26.49	0.30	(6.85)	(6.55)	(0.31)	(2.67)	(2.98)
1/31/2007	20.78	0.19	7.24	7.43	(0.19)	(1.53)	(1.72)
1/31/2006	16.83	0.21	5.45	5.66	(0.22)	(1.49)	(1.71)
1/31/2005	15.13	0.34	2.35	2.69	(0.35)	(0.64)	(0.99)
Class B
1/31/2009	16.95	0.22	(8.25)	(8.03)	(0.23)	(0.40)	(0.63)
1/31/2008	26.45	0.11	(6.80)	(6.69)	(0.14)	(2.67)	(2.81)
1/31/2007	20.77	0.01	7.24	7.25	(0.04)	(1.53)	(1.57)
1/31/2006	16.82	0.07	5.44	5.51	(0.07)	(1.49)	(1.56)
1/31/2005	15.10	0.22	2.38	2.60	(0.24)	(0.64)	(0.88)
Class C
1/31/2009	16.97	0.22	(8.26)	(8.04)	(0.23)	(0.40)	(0.63)
1/31/2008	26.49	0.12	(6.82)	(6.70)	(0.15)	(2.67)	(2.82)
1/31/2007	20.80	0.02	7.24	7.26	(0.04)	(1.53)	(1.57)
1/31/2006	16.84	0.07	5.45	5.52	(0.07)	(1.49)	(1.56)
1/31/2005	15.15	0.22	2.35	2.57	(0.24)	(0.64)	(0.88)
Class Y
1/31/2009	16.46	0.38	(8.03)	(7.65)	(0.36)	(0.40)	(0.76)
1/31/2008	25.78	0.38	(6.66)	(6.28)	(0.37)	(2.67)	(3.04)
1/31/2007	20.25	0.27	7.05	7.32	(0.26)	(1.53)	(1.79)
1/31/2006	16.45	0.25	5.32	5.57	(0.28)	(1.49)	(1.77)
1/31/2005	14.83	0.38	2.28	2.66	(0.40)	(0.64)	(1.04)

(a)	A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.

See accompanying notes to financial statements.

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (a)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)	Portfolio turnover rate (%)

$8.32	(48.8)	$33,283	1.50		1.52		2.26	30
16.96	(25.2)	78,612	1.46		1.46		1.35	24
26.49	37.4	120,151	1.48	(e)	1.48	(e)	0.82	15
20.78	34.8	73,166	1.50		1.55		1.11	15
16.83	17.8	58,965	1.50		1.71		2.11	20

8.29	(49.2)	3,560	2.25		2.27		1.46	30
16.95	(25.7)	10,158	2.23		2.23		0.49	24
26.45	36.3	21,166	2.22	(e)	2.22	(e)	0.06	15
20.77	33.7	16,293	2.25		2.30		0.36	15
16.82	17.1	14,131	2.25		2.46		1.36	20

8.30	(49.2)	7,248	2.25		2.27		1.52	30
16.97	(25.7)	17,769	2.21		2.22		0.54	24
26.49	36.3	29,694	2.23	(e)	2.23	(e)	0.08	15
20.80	33.7	16,101	2.25		2.30		0.36	15
16.84	16.9	14,388	2.25		2.46		1.36	20

8.05	(48.8)	28,847	1.20		1.20		2.74	30
16.46	(24.8)	41,844	1.09		1.09		1.79	24
25.78	37.8	48,080	1.09	(e)	1.09	(e)	1.21	15
20.25	35.1	19,015	1.25		1.28		1.35	15
16.45	17.9	9,964	1.25		1.37		2.38	20

(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Includes fee/expense recovery of 0.04%, 0.04%, 0.04% and 0.01% for Class A, B, C and Y, respectively.
(f)	Computed on an annualized basis for periods less than one year, if applicable.

NOTES TO FINANCIAL STATEMENTS

January 31, 2009

1.  Organization.  AEW Real Estate Fund (the “Fund”) is the sole series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital.

The Fund offers Class A, Class C and Class Y shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge (“CDSC”) if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares and pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s Prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  Valuation.  Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

b.  Security Transactions and Related Investment Income.  Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions taken on federal and state tax returns that remain subject to examination (tax years ended January 31, 2006 - 2009) and has concluded that no provisions for income tax are required. Fund management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2009

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the year ended January 31, 2009, the character of distributions paid as disclosed within the Statement of Changes in Net Assets includes certain calendar year federal tax-based amounts and corresponding estimates for the period from January 1 through January 31, 2009 of ordinary income, capital gains and return of capital based on dividends received from REITs. Permanent differences are primarily due to differing treatments for book and tax purposes for items such as redemptions in-kind, distribution redesignations and wash sale adjustments related to the redemptions in-kind. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2009 and 2008 was as follows:

	2009	2008
Distributions from:
Ordinary income	$2,834,264	$3,111,036
Long-term capital gains	3,464,493	20,824,587

	$6,298,757	$23,935,623

Differences between these amounts and those reported in the Statements of Changes in Net Assets, if any, are primarily attributed to different book and tax treatment for short-term capital gains.

As of January 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$181,093
Undistributed long-term capital gains	—

Total undistributed earnings	181,093
Capital loss carryforward:
Expires January 31, 2017	(3,880,848)
Deferred net capital losses (post-October 2008)	(1,297,327)
Unrealized depreciation	(73,079,202)

Total accumulated earnings (losses)	$(78,076,284)

e.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international equity or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2009

As of January 31, 2009, there were no securities on loan.

g.  Indemnifications.  Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h.  New Accounting Pronouncement.  In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

3.  Fair Value Measurements.  The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective February 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments;

•

Level 2 – prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$72,927,546
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$72,927,546

4.  Purchases and Sales of Securities.  For the year ended January 31, 2009, purchases and sales of securities (excluding short-term investments) were $40,081,528 and $38,132,869, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Effective January 1, 2009, AEW Management and Advisors, L.P., the investment adviser of the Fund, combined its business into its immediate parent company, AEW Capital Management, L.P. Immediately following the reorganization, all of the assets and operations of AEW Management and Advisors, L.P. became assets and operations of AEW Capital Management, L.P., and AEW Capital Management, L.P. became the investment adviser for the Fund. The reorganization did not result in any change in the portfolio management arrangements for the Fund, including portfolio management personnel, or any change in the management or operations of the Fund.

Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly. AEW has given a binding undertaking to the Fund to reduce management fees and/or reimburse certain expenses associated with the Fund in order to limit the Fund’s total operating expenses. This undertaking is in effect until April 30, 2009 and will be reevaluated on an annual basis. For the year ended January 31, 2009, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class Y
1.50%	2.25%	2.25%	1.25%

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2009

For the year ended January 31, 2009, management fees for the Fund were $1,051,634 (0.80% of average daily net assets). Class specific expenses have been reimbursed in the amount of $14,839.

AEW is permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fees or otherwise) on a class by class basis, in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such reduced fees more than one year after the end of the fiscal year in which the fee was reduced. The amounts subject to possible recovery under the expense limitation agreement at January 31, 2009 were as follows:

Expenses Subject to Possible Recovery until January 31, 2010
Class A	Class B	Class C	Class Y	Total
$10,993	$1,287	$2,559	$—	$14,839

AEW is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Administrative Fees.  Natixis Asset Management Advisors, L.P. (“Natixis Advisor”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to an annual fee of $75,000 plus $12,500 per class and an additional $75,000 if managed by multiple subadvisors in their first twelve months of operations.

Prior to July 1, 2008, the Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0625% of the next $5 billion, 0.0500% of the next $20 billion and 0.0450% of such assets in excess of $30 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $5 million, which was reevaluated on an annual basis. New funds were subject to an annual fee of $50,000 plus $12,500 per class and an additional $50,000 if managed by multiple subadvisors in their first twelve months of operations.

Effective October 1, 2007, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Fund. Also, effective October 1, 2007, Natixis Advisors gave a binding contractual undertaking to the Fund to waive the administrative fees paid by the Fund in an amount equal to the reduction in sub-administrative fees discussed above. The waiver was in effect through June 30, 2008.

For the year ended January 31, 2009, the Fund paid the following for administrative fees to Natixis Advisors:

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$66,668	$1,766	$64,902

c.  Service and Distribution Fees.  The Trust has entered into a distribution agreement with Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended January 31, 2009, the Fund paid Natixis Distributors $159,488 in service fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended January 31, 2009, the Fund paid Natixis Distributors $18,912 and $36,988 in service fees under the Class B and Class C Plans, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2009

Also under the Class B and Class C Plans, the Fund pays Natixis Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B shares and Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in connection with the marketing or sale of Class B and Class C shares. For the year ended January 31, 2009, the Fund paid Natixis Distributors $56,737 and $110,966 in distribution fees under the Class B and Class C Plans, respectively.

d.  Sub-Transfer Agent Fees and Expenses.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees. Listed below are the fees incurred by the Fund which are included in the transfer agent fees and expenses in the Statement of Operations.

Sub-Transfer Agent Fees
Class A	Class B	Class C	Class Y
$54,222	$6,417	$12,623	$38,551

e.  Commissions.  The Fund has been informed that commissions (including CDSCs) on Fund shares retained by Natixis Distributors during the year ended January 31, 2009 amounted to $113,017.

f.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chair receives an additional retainer fee at the annual rate of $10,000.

Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

For the year ended January 31, 2009, net depreciation of $18,785 in the value of participants’ deferral accounts has been included in Miscellaneous expenses on the Statement of Operations.

6.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to March 12, 2008, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $75,000,000 committed line of credit provided by State Street Bank.

For the year ended January 31, 2009, the Fund had no borrowings under the agreement.

On February 6, 2009, the Trustees approved the renewal of the committed line of credit provided by State Street Bank. Effective March 12, 2009, interest will be charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, will be accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2009

7.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the year ended January 31, 2009, $641 was rebated under these agreements.

8.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

9.  Shareholders.  At January 31, 2009, 1 shareholder individually owned more than 5% of the Fund’s total outstanding shares, representing, in aggregate, 5.74% of the Fund.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Year Ended January 31, 2009		Year Ended January 31, 2008
	Shares	Amount	Shares	Amount

Class A
Issued from the sale of shares	1,537,674	$21,999,421	1,796,367	$40,810,902
Issued in connection with the reinvestment of distributions	169,821	2,865,021	653,466	11,823,861
Redeemed	(2,341,306)	(33,986,306)	(2,348,795)	(51,222,613)

Net change	(633,811)	$(9,121,864)	101,038	$1,412,150

Class B
Issued from the sale of shares	11,917	$171,137	70,824	$1,686,125
Issued in connection with the reinvestment of distributions	17,302	292,786	80,090	1,447,350
Redeemed	(199,197)	(2,972,691)	(351,644)	(7,726,264)

Net change	(169,978)	$(2,508,768)	(200,730)	$(4,592,789)

Class C
Issued from the sale of shares	182,790	$2,895,351	378,495	$8,525,769
Issued in connection with the reinvestment of distributions	28,758	486,530	87,966	1,588,148
Redeemed	(385,342)	(5,377,757)	(540,106)	(11,705,981)

Net change	(173,794)	$(1,995,876)	(73,645)	$(1,592,064)

Class Y
Issued from the sale of shares	3,351,218	$47,772,522	1,301,212	$28,356,309
Issued in connection with the reinvestment of distributions	105,222	1,717,840	297,387	5,162,165
Redeemed	(1,549,151)	(19,627,046)	(921,003)	(19,116,404)
Redeemed in-kind (Note 10)	(868,346)	(14,023,792)	—	—

Net change	1,038,943	$15,839,524	677,596	$14,402,070

Increase (decrease) from capital share transactions	61,360	$2,213,016	504,259	$9,629,367

11.  Redemption In-Kind.  In certain circumstances, the Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. The Fund realized gains of $4,051,091 on redemptions in-kind during the year ended January 31, 2009. This amount is included in realized gain (loss) on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Natixis Funds Trust IV and Shareholders of AEW Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AEW Real Estate Fund, a series of Natixis Funds Trust IV (“the Fund”), at January 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 20, 2009

2009 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (unaudited)

Corporate Dividends Received Deduction.  For the fiscal year ended January 31, 2009, the percentage of dividends distributed by the Fund qualifying for the dividends received deduction for corporate shareholders is 3.08%.

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the Fund designated $3,464,493 as capital gains dividends paid during the year ended January 31, 2009.

Qualified Dividend Income.  A percentage of dividends distributed by the Fund during the fiscal year ended January 31, 2009 are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 0% to 15% depending on an individuals’ tax bracket. The Fund designates 11.03% of dividends distributed as qualified dividend income.

TRUSTEE AND OFFICER INFORMATION

The tables below provide certain information regarding the Trustees and officers of Natixis Funds Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Trust’s Statements of Additional Information include additional information about the Trustees of the Trust and are available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (1940)	Trustee Since 2000 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	40 Director, Taubman Centers, Inc. (real estate investment trust)

Charles D. Baker (1956)	Trustee Since 2005 Contract Review and Governance Committee Member	President and Chief Executive Officer, Harvard Pilgrim Health Care (health plan)	40 None

Edward A. Benjamin (1938)	Trustee Since 2003 Chairman of the Contract Review and Governance Committee	Retired	40 None

Daniel M. Cain (1945)	Trustee Since 2000 Chairman of the Audit Committee	President and Chief Executive Officer, Cain Brothers & Company, Incorporated (investment banking)	40 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker**** (1945)	Trustee Since 2008 Contract Review and Governance Committee Member	Formerly, Treasurer, Sequa Corp. (manufacturing)	40 None

Jonathan P. Mason (1958)	Trustee Since 2007 Audit Committee Member	Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly, Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forest products)	40 None

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee since 2000 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	40 Director, Verizon Communications; Director, Rohm and Haas Company (specialty chemicals); Director, AES Corporation (international power company)

TRUSTEE AND OFFICER INFORMATION

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

INDEPENDENT TRUSTEES continued

Cynthia L. Walker (1956)	Trustee Since 2005 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance & Chief Financial Officer, Harvard Medical School	40 None

INTERESTED TRUSTEES

Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2003	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P. President and Chief Executive Officer of Loomis Sayles Funds I since 2002; and Chief Executive Officer of Loomis Sayles Funds II since 2002	40 None

John T. Hailer[2] (1960)	Trustee Since 2000	President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	40 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

***	The Trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

****	Mr. Drucker was appointed as trustee effective July 1, 2008.

[1]

Mr. Blanding is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

[2]

Mr. Hailer is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.

TRUSTEE AND OFFICER INFORMATION

Name and Year of Birth	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation During Past 5 Years**

OFFICERS OF THE TRUST

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

David Giunta (1965)	President and Chief Executive Officer	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; and formerly, Senior Counsel, Columbia Management Group

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; and formerly, Senior Director, PFPC Inc.

Robert Krantz (1964)	Executive Vice President	Since September 2007	Executive Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trusts serves for an indefinite term in accordance with the Trusts’ current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. Jonathan P. Mason are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.	Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/07-1/31/08	2/1/08-1/31/09	2/1/07-1/31/08	2/1/08-1/31/09	2/1/07-1/31/08	2/1/08-1/31/09	2/1/07-1/31/08	2/1/08-1/31/09
Natixis Funds Trust IV	$42,567	$44,375	$297	$132	$15,508	$16,981	$—	$—

1.	The audit-related fees consist of the performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.
2.	The tax fees consist of a review of year-end shareholder reporting and a review of the Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during the fiscal years ended 1/31/08 and 1/31/09 were $15,805 and $17,113, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the non-audit services provided by the Registrant’s principal accountant to AEW Capital Management, L.P. and entities controlling, controlled by or under common control with AEW Capital Management, L.P. that provide ongoing services to the Registrant (“Control Affiliates”) for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/07-1/31/08	2/1/08-1/31/09	2/1/07-1/31/08	2/1/08-1/31/09	2/1/07-1/31/08	2/1/08-1/31/09
Control Affiliates	$12,000	$12,000	$—	$—	$—	$—

Aggregate fees billed to the Adviser and Control Affiliates by the Principal Accountant for non-audit services during the fiscal years ended 1/31/08 and 1/31/09 were $12,000 and $12,000, respectively.

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit-related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David Giunta

Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta

Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	March 23, 2009

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	March 23, 2009